Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay Versus Performance Tables
The following table sets forth information concerning the compensation actually paid to our Chief Executive Officer and to our other
NEOs compared to Company performance for the years ended December 31, 2023, 2022, 2021 and 2020.
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the
Compensation Committee views the link between the Company’s performance and its NEOs’ pay. For a discussion of how the
Company views its executive compensation structure, including alignment with Company performance, see the section entitled
“Compensation Discussion and Analysis” beginning on page 44. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Pay for CEO(1)(2)	CAP to CEO(3)	Average Summary Compensation Table Pay for Other NEOs(1)(2)		Value of Initial Fixed $100 Investment Based on:
				Average CAP to Other NEOs(3)	TSR(4)	Peer Group TSR(4)	Net Income (Loss)(5)	Adjusted EBITDA(5)(6)
2023	10,831,214	18,006,673	2,811,857	4,087,510	67.70	113.35	106	659
2022	9,390,019	(884,318)	2,384,748	677,877	49.34	99.67	173	606
2021	9,412,399	8,186,274	2,113,771	1,923,908	78.86	131.78	(452)	142
2020	12,661,948	14,396,795	2,741,522	2,519,382	71.64	92.00	(1,444)	(194)
(1)For each year shown, the Chief Executive Officer was Mr. Baltimore. For fiscal year 2023, 2022 and 2021, the other NEOs were Messrs. Dell’Orto, Mayfield and Morey and Ms. Vu. For fiscal year 2020, the other NEOs were Messrs. Dell’Orto, Mayfield, Morey and Matthew A. Sparks and Ms. Jill C. Olander.
(2)The values reflected in this column reflect the “Total” compensation set forth in the “Compensation Tables – Summary Compensation Table (“SCT”) on page
64. See the footnotes to the SCT for further detail regarding the amounts in this column.  The amount for the Average Summary Compensation Table Pay for
Other NEOs for 2022 has been updated from the prior year to reflect a correction of an immaterial arithmetic summation error.
(3)Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards”
column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date;
(iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs. The amounts for the Average Summary Compensation Table Pay for Other NEO and
Average CAP to Other NEOs for 2022 have been updated from the prior year to reflect a correction of an immaterial arithmetic summation error.
Chief Executive Officer

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
2023	10,831,214	(7,389,520)	9,815,216	1,960,128	—	2,618,332	—	171,303	18,006,673
2022	9,390,019	(5,878,321)	2,317,708	(5,240,253)	—	16,025	(1,496,772)	7,276	(884,318)
2021	9,412,399	(6,300,489)	5,036,399	(685,665)	—	1,106,671	(778,925)	395,884	8,186,274
2020	12,661,948	(10,954,992)	8,561,699	(810,783)	4,292,471	(1,956,246)	—	2,602,698	14,396,795

Other NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
2023	2,811,857	(1,467,465)	1,929,129	371,332	—	404,031	—	38,626	4,087,510
2022	2,384,748	(1,130,406)	464,671	(850,947)	—	8,940	(200,753)	1,624	677,877
2021	2,113,771	(1,073,739)	878,778	(71,186)	—	174,794	(150,293)	51,783	1,923,908
2020	2,741,522	(1,568,964)	1,149,559	(161,519)	505,156	(370,890)	—	224,518	2,519,382
(4)Reflects the cumulative TSR of the Company and Nareit Equity Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
(5)Amounts in millions.
	(6)See Appendix A for a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For each year shown, the Chief Executive Officer was Mr. Baltimore. For fiscal year 2023, 2022 and 2021, the other NEOs were Messrs. Dell’Orto, Mayfield and Morey and Ms. Vu. For fiscal year 2020, the other NEOs were Messrs. Dell’Orto, Mayfield, Morey and Matthew A. Sparks and Ms. Jill C. Olander.
Peer Group Issuers, Footnote	Reflects the cumulative TSR of the Company and Nareit Equity Index for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019
	and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 10,831,214	$ 9,390,019	$ 9,412,399	$ 12,661,948
PEO Actually Paid Compensation Amount	$ 18,006,673	(884,318)	8,186,274	14,396,795
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards”
column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date;
(iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs. The amounts for the Average Summary Compensation Table Pay for Other NEO and
Average CAP to Other NEOs for 2022 have been updated from the prior year to reflect a correction of an immaterial arithmetic summation error.
Chief Executive Officer

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
2023	10,831,214	(7,389,520)	9,815,216	1,960,128	—	2,618,332	—	171,303	18,006,673
2022	9,390,019	(5,878,321)	2,317,708	(5,240,253)	—	16,025	(1,496,772)	7,276	(884,318)
2021	9,412,399	(6,300,489)	5,036,399	(685,665)	—	1,106,671	(778,925)	395,884	8,186,274
2020	12,661,948	(10,954,992)	8,561,699	(810,783)	4,292,471	(1,956,246)	—	2,602,698	14,396,795

Non-PEO NEO Average Total Compensation Amount	$ 2,811,857	2,384,748	2,113,771	2,741,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,087,510	677,877	1,923,908	2,519,382
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards”
column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date;
(iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs. The amounts for the Average Summary Compensation Table Pay for Other NEO and
Average CAP to Other NEOs for 2022 have been updated from the prior year to reflect a correction of an immaterial arithmetic summation error.
Other NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP
2023	2,811,857	(1,467,465)	1,929,129	371,332	—	404,031	—	38,626	4,087,510
2022	2,384,748	(1,130,406)	464,671	(850,947)	—	8,940	(200,753)	1,624	677,877
2021	2,113,771	(1,073,739)	878,778	(71,186)	—	174,794	(150,293)	51,783	1,923,908
2020	2,741,522	(1,568,964)	1,149,559	(161,519)	505,156	(370,890)	—	224,518	2,519,382

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Financial Performance Measures
As noted above, the Compensation Committee believes that our NEO’s compensation should align such compensation with the
Company’s performance. As such, the Compensation Committee uses a mix of financial performance measures to ensure alignment of our executives’ pay with Company performance. As required by SEC rules, the most important financial performance measures used by the Company in setting pay for performance compensation for the most recently completed fiscal year are set forth in the table below. For a further description of the manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation that is paid to our NEOs, see “Compensation Discussion and Analysis—
Compensation Framework” above.

Most Important Financial Performance Measures

Relative TSR

Adjusted EBITDA

Hotel Adjusted EBITDA Margin

Consolidated Portfolio RevPAR

Net Debt / TTM Adjusted EBITDA

Total Shareholder Return Amount	$ 67.70	49.34	78.86	71.64
Peer Group Total Shareholder Return Amount	113.35	99.67	131.78	92.00
Net Income (Loss)	$ 106,000,000	$ 173,000,000	$ (452,000,000)	$ (1,444,000,000)
Company Selected Measure Amount	659	606	142	(194)
PEO Name	Mr. Baltimore
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	See Appendix A for a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Hotel Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Portfolio RevPAR
Measure:: 5
Pay vs Performance Disclosure
Name	Net Debt / TTM Adjusted EBITDA
PEO | Minus Sct Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,389,520)	$ (5,878,321)	$ (6,300,489)	$ (10,954,992)
PEO | Plus Value of New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,815,216	2,317,708	5,036,399	8,561,699
PEO | Plus Change in Value of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,960,128	(5,240,253)	(685,665)	(810,783)
PEO | Plus Value of New Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	4,292,471
PEO | Plus Change in Value of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,618,332	16,025	1,106,671	(1,956,246)
PEO | Minus Value of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,496,772)	(778,925)	0
PEO | Plus Dividends on Unvested Awardsaccrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,303	7,276	395,884	2,602,698
Non-PEO NEO | Minus Sct Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,467,465)	(1,130,406)	(1,073,739)	(1,568,964)
Non-PEO NEO | Plus Value of New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,929,129	464,671	878,778	1,149,559
Non-PEO NEO | Plus Change in Value of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,332	(850,947)	(71,186)	(161,519)
Non-PEO NEO | Plus Value of New Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	505,156
Non-PEO NEO | Plus Change in Value of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	404,031	8,940	174,794	(370,890)
Non-PEO NEO | Minus Value of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(200,753)	(150,293)	0
Non-PEO NEO | Plus Dividends on Unvested Awardsaccrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,626	$ 1,624	$ 51,783	$ 224,518